Significant accounting policies - Summary of Office, Administrative, and Travel Expense (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
List Of Accounting Policies [Abstract]
Office and administrative		$ 316,401	$ 355,361
Travel and entertainment		160,332	137,943
Research and development, net	$ 3,148,871	$ 476,733	$ 493,304